Current Assets - Trade And Other Receivables - Ageing analysis of trade receivables (Detail) - AUD ($)	Jun. 30, 2019	Jun. 30, 2018
Current Assets [Line Items]
Consolidated	$ 2,143,889	$ 263,421
Past Due Not Impaired 0 To 30 Days [member]
Current Assets [Line Items]
Consolidated	1,532,046	129,979
Past Due Not Impaired 31 To 60 Days member
Current Assets [Line Items]
Consolidated	365,459	82,406
Past Due But Not Impaired 61 To 90 Days [member]
Current Assets [Line Items]
Consolidated	202,260	6,173
Past Due But Not Impaired 91 Days [member] | PDNI [member]
Current Assets [Line Items]
Consolidated	18,532	42,792
Considered Impaired [member] | CI [member]
Current Assets [Line Items]
Consolidated	$ 25,155	$ 2,071